Consolidated Statements of Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Vessel revenue	$ 11,661	$ 2,075	$ 23,838
Commissions	(438)	(65)	(759)
Vessel revenue, net	11,223	2,010	23,079
Expenses:
Direct voyage expenses	(7,496)	(1,274)	(8,035)
Vessel operating expenses	(5,639)	(1,006)	(11,086)
Voyage expenses - related party	0	(24)	(313)
Management fees - related party	0	(122)	(743)
Management fees	(336)	0	(194)
General and administration expenses	(2,804)	(2,987)	(3,966)
General and administration expenses - related party	(70)	(309)	(412)
Loss on bad debts	(30)	(38)	0
Amortization of deferred dry-docking costs	(38)	0	(232)
Depreciation	(1,865)	(3)	(982)
Impairment loss for vessels and deferred charges	0	0	(3,564)
Gain on disposal of subsidiaries	0	0	25,719
Gain on restructuring	0	85,563	0
Operating (loss) / income	(7,055)	81,810	19,271
Other income / (expense), net:
Interest and finance costs	(1,460)	(1,463)	(8,389)
Interest and finance costs - related party	(399)	0	0
Interest income	0	14	13
Loss on interest rate swaps	0	0	(8)
Foreign currency exchange (losses) / gains, net	(42)	(13)	19
Total other expenses, net	(1,901)	(1,462)	(8,365)
(Loss) / income before taxes	(8,956)	80,348	10,906
Income tax benefit	0	0	1
Net (loss) / income	$ (8,956)	$ 80,348	$ 10,907
Net (loss) / income per common share
Basic and diluted (in dollars per share)	$ (0.83)	$ 30.06	$ 4.56
Weighted average common shares outstanding
Basic (in shares)	10,773,404	2,672,945	2,391,628
Diluted (in shares)	10,773,404	2,672,950	2,391,885